RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2026
Related Party Transactions [Abstract]
SCHEDULE OF NAME OF RELATIONSHIP WITH RELATED PARTIES

The following is a list of material related parties of the Group during the periods presented:

No.	Name of related parties	Relationship
1	HO SAY SAN	Shareholder and director of the Group
2	CHOO YEOW	Shareholder and director of the Group
3	Gokika Global Limited*	Controlled by immediate family member of the Group’s co-CEO, Shang Ju (Czhang) Lin
4	Rentei International Limited*	Controlled by immediate family member of the Group’s co-CEO, Shang Ju (Czhang) Lin
5	BlackTea Hong Kong Limited	Controlled by Ms Crystal Zhang, a founder of ARC Group Limited
6	ARC Group Limited	Significant shareholder of the Company
7	The Sire Group Ltd.	Controlled by Mr. Seow, who was a shareholder of the Group before December 23, 2024

*	Become related parties since November 2025.

SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

Significant transactions with related parties were as follows:

		For the Years Ended July 31,
		2024	2025	2026
Name	Nature
HO SAY SAN	Borrowing from a related party	$111,690	$-	$-
	Repayment of the borrowing from a related party	143,602	-	-
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	355,450	-	-
ARC Group Limited	Payment of settlement fees to a former employee on behalf of the Company	-	-	800,000
	Receipt the Series B preferred shares issued by the Company	-	-	800,000

SCHEDULE OF PURCHASES FROM RELATED PARTIES

For the years ended July 31, 2024, 2025 and 2026, the Group purchased products and services from its related parties as follows:

	For the Years Ended July 31,
	2024	2025	2026
Purchases from related parties
Included in general and administrative expenses:
Consulting service from Gokika Global Limited	$-	$-	$200,372
Consulting service from Rentei International Limited	-	-	400,745
Consulting service from BlackTea Hong Kong Limited			850,065
Total	$-	$-	$1,451,182

SCHEDULE OF GROUP PREPAID EXPENSES FROM RELATED PARTIES

As of July 31, 2025 and 2026, the Group had prepaid expenses from its related parties as follows:

	As of July 31,	As of July 31,
	2025	2026
Prepaid expenses - related parties (Note 4):
Gokika Global Limited	$-	$1,135,443
Rentei International Limited	-	935,071
BlackTea Hong Kong Limited		485,751
Total	$-	$2,556,265